UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
23.79% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1	$600,000	$679,702
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	251,919
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	222,822
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	512,636
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	291,664
Madison AL School Warrants	4.000	02/01/2034	Aa2	350,000	370,867
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	767,177
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	264,090
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,094
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	170,025
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	895,000	1,015,127
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	169,916
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	682,281
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,006
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	101,441
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	96,367
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	33,118
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	290,453
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	289,348

					6,249,053
PREREFUNDED BONDS
22.55% of Net Assets
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	132,800
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	115,775
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	51,329
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	170,531
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	239,512
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	106,436
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	175,000	179,057
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	246,181
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	225,230
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	103,550
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	295,511
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	523,736
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	181,015
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	348,176
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	105,496
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	389,805
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	271,090
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	77,589
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	75,000	80,493
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	71,624
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	219,962
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	260,025
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	516,245
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	183,710
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	157,698
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	567,947
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	103,055

					5,923,578
MUNICIPAL UTILITY REVENUE BONDS
21.04% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	291,340
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	100,158
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	360,000	381,121
Birmingham AL Waterworks Board	4.000	01/01/2038	Aa2	205,000	216,189
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	89,186
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	170,366
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	615,005
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	162,356
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	425,552
Huntsville AL Water System Revenue	5.000	11/01/2033	Aa1	125,000	127,718
Jasper AL Waterworks and SewerBoard Utility Revenue	5.000	06/01/2030	A+*	455,000	494,553
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A*	300,000	335,859
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	425,141
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	284,613
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	441,596
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	330,919
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	262,688
Phenix City AL Water & Sewer	5.000	08/15/2034	A3	15,000	15,896
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,750
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	266,566
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	80,455

					5,528,027

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
12.60% of Net Assets
Anniston AL Public Building Authority	5.000%	03/01/2032	A2	$400,000	$434,104
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	54,490
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	219,272
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	269,235
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	245,483
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	110,209
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	268,970
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	323,031
Trussville AL Warrants	5.000	10/01/2039	Aa2	1,220,000	1,384,736

					3,309,530
REFUNDING BONDS
6.20% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	124,153
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	833,027
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	262,555
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	408,527

					1,628,262
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.79% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A*	125,000	133,283
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	285,750
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	400,525
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	352,340
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	349,587

					1,521,485
HOSPITAL AND HEALTHCARE BONDS
3.48% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	589,242
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	325,512

					914,754
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.07% of Net Assets
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	290,888
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	257,672
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	257,640

					806,200
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.35% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	90,000	91,192

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.06% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	15,000	14,999

Total Investments 98.93% of Net Assets (cost $25,092,609) (See (a) below for further explanation)					25,987,080

Other assets in excess of liabilities 1.07%					280,759

Net Assets 100%					26,267,839

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $25,092,421 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,052,818
Unrealized depreciation	(158,159)

Net unrealized appreciation	$894,659

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,987,080
Level 3	Significant Unobservable Inputs	—

$25,987,080

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.68% of Net Assets
KY Association of Counties	4.000%	02/01/2034	AA-*	$435,000	$462,627
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	681,000
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,086,990
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,074,660
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	487,756
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	450,358
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,263,206
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,600,788
KY State Property & Building #87	5.000	03/01/2019	A1	35,000	35,003
KY State Property & Building #87	5.000	03/01/2022	A1	30,000	30,002
KY State Property & Building #87	5.000	03/01/2023	A1	95,000	95,008
KY State Property & Building #87	5.000	03/01/2025	A1	270,000	270,022
KY State Property & Building #87	5.000	03/01/2026	A1	170,000	170,014
KY State Property & Building #87	5.000	03/01/2027	A1	165,000	165,013
KY State Property & Building #90	5.375	11/01/2023	A1	140,000	146,678
KY State Property & Building #90	5.500	11/01/2028	A1	2,850,000	2,992,358
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	62,763
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	871,505
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,255,132
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	57,571
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,711,606
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,749,212
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,243,440
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,920,176
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,488,440
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,799,350
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	11,147,460
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,688,540
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,311,800
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,407,684
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,533,400
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,732,195
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	7,171,070
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	8,196,832
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,602,310
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,545,031
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,546,432
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,568,850
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,126,203
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,110,013
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,997,260
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,780,650
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,113,460
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,868,556
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,736,584
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,138,000
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,159,350
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,432,293
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,355,468
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,945,175
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,869,687
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,193,783
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,814,529
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,250,726
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,823,663
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,216,618
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,048,775
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,612,657
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,727,654
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,942,129
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,953,185
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	974,980
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	408,173
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,102,660

					237,324,513
PREREFUNDED BONDS
19.85% of Net Assets
Kenton County KY School District Finance Corporation	5.000	02/01/2029	A1	3,270,000	3,442,133
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,070,260
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	2,926,990
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,734,822
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,726,300
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,181,040
KY State Property & Building #88	5.000	11/01/2024	A1	1,355,000	1,359,783
KY State Property & Building #88	4.750	11/01/2027	A1	5,800,000	5,819,082
KY State Property & Building #89	5.000	11/01/2025	A1	5,000,000	5,216,000
KY State Property & Building #89	5.000	11/01/2026	A1	13,390,000	13,968,448
KY State Property & Building #89	5.000	11/01/2027	A1	4,900,000	5,111,680
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,109,142

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #90	5.500%	11/01/2028	NR	$21,955,000	$23,019,598
KY State Property & Building #91	5.750	04/01/2029	A2	210,000	215,051
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	462,070
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	6,780,945
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	9,820,497
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	468,060
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	21,171,324
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,403,700
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa3	3,225,000	3,319,557
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	9,530,000	9,809,420
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	2,460,000	2,532,127
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,739,389
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	3,080,000	3,287,684
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	10,035,000	10,711,660
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa3	3,775,000	4,298,668
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,746,162
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	1,500,000	1,748,325
Louisville & Jefferson CountyCatholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	13,121,803
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,322,321
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	677,450
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	3,022,443
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	NR	1,690,000	1,829,341
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,602,026
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,313,432
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	A+*	3,250,000	3,301,610
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,051,541
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,041,130
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,656,801
Owensboro KY Water Revenue	5.000	09/15/2025	A1	175,000	181,557
Shelby County KY School District Finance Corporation	5.000	02/01/2028	A1	500,000	525,910
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	3,127,194

					198,974,476
MUNICIPAL UTILITY REVENUE BONDS
9.29% of Net Assets
Cambell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,565,430
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	789,256
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	820,794
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	938,373
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	857,774
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	902,920
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	190,000	190,433
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	559,062
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,226,376
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	993,238
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,828,415
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,516,823
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,139,120
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,271,879
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,102,742
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,530,654
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,063,720
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,603,128
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,354,186
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,036,470
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	31,338,780
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,448,786
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,906,926
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,125,830
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,831,247
Owensboro KY Electric Light &Power	4.000	01/01/2031	A3	245,000	260,180
Owensboro KY Electric Light &Power	4.000	01/01/2033	A3	275,000	288,665
Owensboro KY Electric Light &Power	4.000	01/01/2034	A3	305,000	318,920
Owensboro KY Electric Light &Power	4.000	01/01/2035	A3	200,000	208,482
Owensboro KY Electric Light &Power	4.000	01/01/2036	A3	325,000	337,477
Owensboro KY Electric Light &Power	4.000	01/01/2037	A3	410,000	424,428
Owensboro KY Water Revenue	5.000	09/15/2025	A1	370,000	383,357

					93,163,871
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.97% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,242,550
Eastern KY University	5.000	04/01/2033	A1	910,000	1,042,023
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,226,129
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,378,501
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,540,398
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,218,681
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,142,143
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,821,862
Morehead State University	5.000	04/01/2028	A1	1,780,000	2,098,816
Morehead State University	5.000	04/01/2029	A1	870,000	1,019,953
Murray State University	5.000	03/01/2032	A1	2,220,000	2,572,625
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,159,208

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky General Receipts	5.000%	04/01/2038	Aa2	$7,395,000	$8,427,194
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,460,907
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,492,776
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,140,083
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,174,784
University of Louisville	4.500	03/01/2036	A1	5,845,000	6,425,816
University of Louisville General Receipts	5.000	09/01/2029	A1	2,280,000	2,565,205
University of Louisville General Receipts	5.000	09/01/2030	A1	440,000	494,683
University of Louisville General Receipts	5.000	09/01/2031	A1	2,580,000	2,897,521
Western KY University	4.750	09/01/2033	A1	2,505,000	2,787,163
Western KY University	4.000	09/01/2034	A1	575,000	609,529
Western KY University	4.000	09/01/2035	A1	595,000	628,368
Western KY University	4.000	09/01/2036	A1	620,000	652,314
Western KY University	5.000	05/01/2032	A1	1,500,000	1,667,790

					89,887,022
REFUNDING BONDS
8.83% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	A1	2,940,000	3,010,678
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,095,390
KY State Property & Building #83	5.000	10/01/2018	A1	17,750,000	18,444,025
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	26,864,340
KY State Property & Building #84	5.000	08/01/2019	A1	10,000,000	10,662,400
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	348,592
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	20,594,520
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	467,957
KY State Property & Building #104	5.000	11/01/2021	A2	2,085,000	2,359,177
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,486,467
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,193,326

					88,526,872
SCHOOL IMPROVEMENT BONDS
8.45% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,109,030
Fayette County KY School District Finance Corporation	5.000	08/01/2028	A1	1,330,000	1,570,504
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,304,611
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,200,289
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,153,020
Fayette County KY School District Finance Corporation	5.000	10/01/2033	A1	4,385,000	5,032,314
Fayette County KY School District Finance Corporation	4.750	11/01/2031	A1	1,730,000	1,971,750
Fayette County KY School District Finance Corporation	5.000	08/01/2032	A1	10,600,000	12,254,978
Fayette County KY School District Finance Corporation	5.000	08/01/2034	A1	9,750,000	11,146,688
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	499,824
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	521,343
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,888,103
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,918,448
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,196,292
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,134,344
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,186,458
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,308,598
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,367,754
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,054,109
Oldham KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,660,745
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,626,141
Scott County School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,587,747

					84,693,090
TURNPIKES/TOLLROAD/HIGHWAY BONDS
7.87% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,900,411
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,728,413
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,853,150
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	4,020,432
KY Asset Liability Commission Federal Highway Trust	5.000	09/01/2027	A2	9,760,000	11,549,789
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,808,507
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	2,067,710
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,652,740
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa3	9,350,000	10,525,669
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	8,197,183
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,830,552
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,506,490
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,694,800
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,733,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,074,616
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	461,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	575,335
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,724,623

					78,905,620
HOSPITAL AND HEALTHCARE BONDS
6.15% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,456,915
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,201,462
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,254,120
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	Baa2	4,855,000	5,016,332

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Finance Authority - Baptist Heathcare	5.375%	08/15/2024	Baa2	$1,205,000	$1,246,729
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,654,470
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,110,360
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,716,568
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Baa1	2,000,000	2,129,060
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	5,850,000	6,014,970
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	9,005,000	9,238,049
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,306,140
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	8,110,000	9,340,287
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,996,962

					61,682,424
PUBLIC FACILITIES REVENUE BONDS
3.97% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	942,908
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,237,217
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,922,246
KY State Certificates of Participation	5.000	06/15/2034	A1	1,640,000	1,852,183
KY State Certificates of Participation	5.000	06/15/2038	A1	7,535,000	8,433,097
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,639,887
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,413,480
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,528,330
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,581,650
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,702,993
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,760,455
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,239,106
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	845,895
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,058,055
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,145,653
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,297,193
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,408,849
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,095,905
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,580,688
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,232,971
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,285,545
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,623,210

					39,827,516
AIRPORT BONDS
1.07% of Net Assets
Kenton County Airport	5.000	01/01/2031	A2	425,000	490,765
Kenton County Airport	5.000	01/01/2032	A2	750,000	861,893
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,386,708
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,413,200
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,609,122
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,705,273
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,905,089
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,330,711

					10,702,761
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,339,494

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.12% of Net Assets
Greater KY Housing AssistanceCorporation-Chenowith Woods	6.100	01/01/2024	A3	265,000	265,713
KY Housing Corporation CountryPlace Apartments	4.750	04/20/2031	AA+*	935,000	981,825

					1,247,538
Total Investments 98.48% of Net Assets (cost $948,060,943) (See (a) below for further explanation)					$987,275,197

Other assets in excess of liabilities 1.52%					15,207,058

Net Assets 100%					$1,002,482,255

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $948,017,117 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$41,286,927
Unrealized depreciation	(2,028,847)

Net unrealized appreciation	$39,258,080

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	987,275,197
Level 3	Significant Unobservable Inputs	—

$987,275,197

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.95% of Net Assets
KY Association of Counties	4.000%	02/01/2018	AA-*	$115,000	$116,147
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	265,399
KY State Property & Building #76	5.500	08/01/2018	A1	1,415,000	1,467,072
KY State Property & Building #83	5.000	10/01/2017	A1	100,000	100,022
KY State Property & Building #87	5.000	03/01/2020	A1	95,000	95,011
KY State Property & Building #89	3.750	11/01/2017	A1	100,000	100,248
KY State Property & Building #90	5.000	11/01/2018	A1	250,000	260,578
KY State Property & Building #90	5.750	11/01/2019	A1	200,000	210,328
KY State Property & Building #90	5.000	11/01/2020	A1	495,000	516,607
KY State Property & Building #93	5.250	02/01/2018	A1	510,000	517,217
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	26,337
KY State Property & Building#100	5.000	08/01/2024	A1	750,000	841,290
KY State Property & Building #100	5.000	08/01/2019	A1	100,000	106,700
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	560,860
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	846,998
KY State Property & Building #106	5.000	10/01/2023	A1	540,000	631,913
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	876,323
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,751,532
KY State Property & Building #108	5.000	08/01/2023	A1	2,000,000	2,331,440
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	1,019,480
KY State Property & Building #108	5.000	08/01/2028	A1	150,000	174,914
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	2,040,010

					15,856,426
SCHOOL IMPROVEMENT BONDS
17.52% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	588,290
Barren County KY School District Finance Corporation	5.000	08/01/2022	A1	1,055,000	1,217,101
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	345,631
Fayette County KY School District Finance Corporation	5.000	08/01/2023	A1	1,000,000	1,168,730
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,079,670
Fayette County KY School District Finance Corporation	5.000	06/01/2023	A1	500,000	582,670
Hardin County KY School District	5.000	03/01/2023	A1	770,000	893,285
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,123,600
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	665,396
Johnson County KY School District Finance Corporation	3.000	12/01/2019	A1	180,000	186,178
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	521,572
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	980,291
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	A1	450,000	450,896
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,075,284
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	295,605
Warren County KY School District Finance Corporation	4.000	04/01/2018	A1	125,000	126,829
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	800,262

					12,101,290
PUBLIC FACILITIES REVENUE BONDS
13.28% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,044,725
KY State Certificate of Participation	4.000	06/15/2022	A1	1,000,000	1,100,350
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	334,305
KY State Property & Building #109	5.000	10/01/2022	A1	1,000,000	1,148,900
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	691,380
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	Aa3	700,000	832,608
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	573,315
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	613,898
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	657,797
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	405,324
Todd County KY Public Properties Court House	3.250	06/01/2019	A1	100,000	103,282
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	A1	1,250,000	1,458,438
Whitley County KY Public Properties - Justice Center	3.375	09/01/2019	A1	200,000	207,696

					9,172,018

REFUNDING BONDS
11.57% of Net Assets
KY State Property & Building #101	5.000	10/01/2019	A1	1,050,000	1,125,359
KY State Property & Building #104	5.000	11/01/2021	A2	1,000,000	1,131,500

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #106	5.000%	10/01/2026	A1	$1,000,000	$1,161,600
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	229,225
KY State Property & Building #112	5.000	11/01/2024	A1	750,000	890,918
KY State Property & Building #82	5.250	10/01/2017	A1	510,000	510,117
KY State Property & Building #83	5.000	10/01/2019	A1	1,750,000	1,875,248
KY State Property & Building #84	5.000	08/01/2019	A1	1,000,000	1,066,240

					7,990,207
TURNPIKES/TOLLROAD/HIGHWAY BONDS
10.56% of Net Assets
Kentucky Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	2,015,000	2,385,337
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	798,174
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	597,580
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	280,015
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,397,498
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa3	1,000,000	1,137,540
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	699,030

					7,295,174
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.38% of Net Assets
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,680,015
Morehead State University	5.000	10/01/2022	A1	310,000	357,923
Northern Ky University General Receipts	4.000	09/01/2018	A1	150,000	153,882
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	820,463
University of Louisville	5.000	03/01/2024	A1	350,000	414,372
University of Louisville	5.000	03/01/2024	A1	2,000,000	2,363,860

					5,790,515
MUNICIPAL UTILITY REVENUE BONDS
6.89% of Net Assets
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	492,745
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	533,429
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	561,879
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	301,941
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	255,755
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	100,186
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A2	375,000	381,803
Lexington Fayette Urban County Government	4.000	09/01/2027	Aa2	435,000	484,129
Northern KY Water	5.000	02/01/2026	Aa3	815,000	947,625
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2	650,000	701,461

					4,760,953
HOSPITAL AND HEALTHCARE
5.87% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	105,250
KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	Baa2	110,000	113,036
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	3,117,997
Warren County Hospital	4.000	04/01/2020	A+*	150,000	155,136
Warren County Hospital	5.000	04/01/2023	A+*	500,000	563,920

					4,055,339
PREREFUNDED BONDS
1.85% of Net Assets
Adair County KY Public Properties	4.000	12/01/2022	A1	170,000	170,866
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	202,307
KY State Property & Building #89	5.000	11/01/2020	A1	200,000	208,618
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	184,769
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa3	105,000	107,406
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	99,072
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	A+*	300,000	303,960

					1,276,998
Total Investments 98.87% of Net Assets (cost $66,794,014) (See (a) below for further explanation)					$68,298,920

Other assets in excess of liabilities 1.13%					783,113

Net Assets 100%					$69,082,033

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $66,794,014 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,523,674
Unrealized depreciation	(18,768)

Net unrealized appreciation	$1,504,906

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	68,298,920
Level 3	Significant Unobservable Inputs	—

$68,298,920

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.56% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$250,000	$287,707
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	188,256
Mississippi Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	319,182
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	146,456
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	274,468
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	267,732
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	194,371
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	348,798
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	676,908
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	244,096
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	211,634
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	424,940

					3,584,548
PREREFUNDED BONDS
27.88% of Net Assets
Alcorn State University Educational Building	5.125	09/01/2034	Aa2	95,000	102,422
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	435,167
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	55,739
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	340,005
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	125,000	126,155
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	126,238
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	91,646
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	108,066
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	65,124
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	71,533
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	58,128
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	158,319
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	47,575
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	230,088
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	166,302
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	550,517
MS Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	106,400
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	151,667
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	53,795
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	229,298
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	107,714

					3,381,898
MUNICIPAL UTILITY REVENUE BONDS
11.46% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	769,356
MS Development Bank Special Obligation Jackson Water &Sewer	6.875	12/01/2040	Baa3	250,000	318,425
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	139,940
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	56,618
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	105,813

					1,390,152
PUBLIC FACILITIES REVENUE BONDS
8.28% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	158,694
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	171,288
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	322,167
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	Aa3	150,000	174,060
MS Development Bank Special Obligation City of Jackson	5.000	03/01/2036	Baa2	150,000	178,187

					1,004,396
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.17% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	113,131
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	239,136
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	360,246
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	191,265
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	87,477

					991,255
SCHOOL IMPROVEMENT BONDS
4.48% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	114,865
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	427,913

					542,778
REFUNDING BONDS
3.70% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	54,338
MS State Refunding	5.000	10/01/2033	Aa2	150,000	180,657
MS State Refunding	4.000	10/01/2036	Aa2	200,000	214,314

					449,309
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.10% of Net Assets
Medical Center Educational Building Corporation - Universityof Mississippi	5.000	06/01/2034	Aa2	100,000	105,161
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	134,496
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	136,723

					376,380

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.18% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	142,558

Total Investments 97.81% of Net Assets (cost $11,282,155) (See (a) below for further explanation)					$11,863,274

Other assets in excess of liabilities 2.19%					265,076

Net Assets 100%					$12,128,350

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
(a)	Cost for federal income tax purposes is $11,282,158 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$597,150
Unrealized depreciation	(16,034)

Net unrealized appreciation	$581,116

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,863,274
Level 3	Significant Unobservable Inputs	—

$11,863,274

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
19.50’% of Net Assets
Cabarrus County NC Certificates of Participation	5.000%	06/01/2025	Aa2	$1,000,000	$1,026,790
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	787,230
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,102,633
Harnett County NC Certificatesof Participation	5.000	06/01/2027	Aa3	300,000	319,536
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	635,465
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	500,251
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	437,074
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	455,927
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,029,314
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,279,500
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	529,655
NC Capital FacilitIes Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	524,950
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,312,375
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,482,534
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	327,957
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	219,799
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	1,905,333
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,781,055
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	115,038
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,351,116
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,223,578
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,039,000
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,101,652
University of North Carolina	5.000	10/01/2033	A1	515,000	535,085
University of North Carolina	5.000	10/01/2033	A1	340,000	353,260
University of North Carolina	5.000	10/01/2033	A1	115,000	119,544
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,599,225
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa1	250,000	256,628

					27,351,504
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.95% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa	225,000	229,457
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	331,357
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	350,573
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,316,700
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,089,250
NC State Capital Facilities Wake Forest University	4.000	01/01/2036	Aa3	750,000	797,243
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	858,008
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,009,552
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	684,958
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,696,920
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	839,265
University of NC Charlottte	5.000	04/01/2038	Aa3	1,000,000	1,142,150
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,320,705
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	562,940
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	569,645
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,050,190
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	626,885
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	531,235
University of North Carolina	5.000	10/01/2033	A1	30,000	31,087
Western Carolina University	5.000	10/01/2045	Aa3	825,000	935,377

					20,973,497
HOSPITAL AND HEALTHCARE
12.73% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,681,664
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	785,213
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	559,465
NC State Medical Care Commission Health Care Duke University	4.000	06/01/2034	Aa2	200,000	213,904
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	537,635
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2035	Aa2	250,000	266,203
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,475,563
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	860,895
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2032	A2	615,000	708,246
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,885,000	2,108,693
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,111,430
NC State Medical Care Commission Health Care Facilities WakeMedical	5.000	10/01/2038	A2	200,000	224,690
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	708,468
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,130,400
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,144,270
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,328,807
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	427,753
New Hanover County NC HospitalRevenue New Hanover Regional Medical Center	5.000	10/01/2034	A1	500,000	583,530

					17,856,829
MUNICIPAL UTILITY REVENUE BONDS
11.76% of Net Assets
Brunswick County NC EnterpriseSystem Revenue	5.000	04/01/2031	Aa3	500,000	585,435
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aaa	550,000	636,070
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,127,590
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,154,030
Gastonia NC Combined UtilitiesSystem Revenue	5.000	05/01/2034	Aa2	570,000	657,712
Gastonia NC Combined UtilitiesSystem Revenue	5.000	05/01/2035	Aa2	250,000	287,915
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	587,705
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	870,570

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Martin County NC Limited Obligation Water and Sewer District	4.750%	06/01/2034	A2	$1,150,000	$1,275,971
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,459,125
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	559,800
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	583,765
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	595,565
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	83,282
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	763,609
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,042,535
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,160,000	1,218,197
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	115,312
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	782,090
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	751,425
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,357,547

					16,495,250
REFUNDING BONDS
10.94% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	2,000,000	2,315,260
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa1	840,000	971,544
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa1	750,000	870,480
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa1	1,455,000	1,491,884
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa1	775,000	794,755
Chatham County NC	5.000	11/01/2032	Aa2	825,000	973,195
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	112,129
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	579,170
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	451,749
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	1,965,817
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	586,356
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	569,180
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	561,135
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	297,995
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,063,160
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	529,835
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	479,161
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	151,238
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	590,635

					15,354,678
SCHOOL IMPROVEMENT BONDS
7.91% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	291,670
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	290,348
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,671,286
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	592,190
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	872,880
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	235,000	269,862
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	581,075
Onslow County NC Limited Obligation	4.000	10/01/2034	Aa3	500,000	535,935
Onslow County NC Limited Obligation	4.000	10/01/2035	Aa3	500,000	534,310
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	545,800
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	586,410
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,291,909
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,621,140
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	410,732

					11,095,547
PUBLIC FACILITIES REVENUE BONDS
5.96% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	953,964
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	380,882
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	296,485
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	589,785
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	299,699
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	112,772
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	577,220
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	557,854
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	584,095
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,662,762
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	574,415
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	845,933
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	927,600

					8,363,466

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.42% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$287,263
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	698,646
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	423,360
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	285,208
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,279,750
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	387,797
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	554,945
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	836,790
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,684,920
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	621,290
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	551,065

					7,611,034
AIRPORT BONDS
3.77% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	295,485
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	825,398
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	531,115
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,292,483
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	257,189
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,611,039
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	479,424

					5,292,133
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.68% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	235,604
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	565,425
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,556,477

					2,357,506
ESCROWED TO MATURITY BONDS
1.50% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,091,622
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,012,450

					2,104,072
LEASE REVENUE BONDS
1.25% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,756,230

MISCELLANEOUS REVENUE BONDS
.41% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	578,815

Total Investments 97.78% of Net Assets (cost $132,814,526) (See (a) below for further explanation)					$137,190,561

Other assets in excess of liabilities 2.22%					3,114,206

Net Assets 100%					$140,304,767

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $132,812,700 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,681,206
Unrealized depreciation	(303,345)

Net unrealized appreciation	$4,377,861

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	137,190,561
Level 3	Significant Unobservable Inputs	—

$137,190,561

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.86% of Net Assets
Bertie County Limited Obligation	4.000%	06/01/2022	A1	$200,000	$219,628
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	163,950
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa1	125,000	138,929
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa1	300,000	332,526
Charlotte NC Certificates of Participation	5.000	06/01/2023	Aa1	625,000	738,286
Charlotte NC Certificates of Participation	5.000	12/01/2024	Aa2	250,000	302,475
Charlotte NC Certificates of Participation	5.000	12/01/2025	Aa2	100,000	122,427
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	193,810
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	383,471
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	104,620
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	146,656
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	406,956
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	226,461
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	297,855
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1	225,000	234,509
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3	250,000	293,185
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	118,091
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	151,429
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	195,286
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	149,753
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	102,360
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	116,768

					5,139,431
PREREFUNDED BONDS
18.37% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	431,193
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	209,928
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	151,464
Durham County NC Certificatesof Participation	5.000	06/01/2020	Aa1	435,000	463,327
Durham County NC Certificatesof Participation	5.000	06/01/2021	Aa1	240,000	255,629
Harnett County NC Certificatesof Participation	5.000	12/01/2021	Aa3	200,000	201,376
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	178,441
Moore County NC	5.000	06/01/2021	Aa3	200,000	220,258
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	555,840
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	154,658
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	47,222
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	112,722
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	164,646
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	102,342
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	153,216
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	101,463
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	100,688
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	201,034
University of North Carolina	4.250	10/01/2021	A1	20,000	20,636
University of North Carolina	4.250	10/01/2021	A1	20,000	20,636
University of North Carolina	4.250	10/01/2021	A1	10,000	10,317
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa1	100,000	102,117

					3,959,153
MUNICIPAL UTILITY REVENUE BONDS
14.90% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	600,000	719,784
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	283,285
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	414,736
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	168,659
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	103,922
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	397,509
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	215,018
NC Municipal Power Agency #1Catawba Electric	5.250	01/01/2018	A2	95,000	95,969
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	110,371
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	190,344
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	160,462
Wilson NC Certificates of Participation	5.000	05/01/2022	A1	350,000	350,921

					3,210,980
SCHOOL IMPROVEMENT BONDS
9.41% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	104,809
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	419,657
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	240,760
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	155,804
New Hanover County NC	4.000	02/01/2028	Aa3	100,000	112,423
Onslow County NC Limited Obligation	4.000	10/01/2024	Aa3	350,000	398,983
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	294,130
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	105,712
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	196,565

					2,028,843

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
7.92% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2028	Aa1	$500,000	$601,060
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	186,762
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	605,290
Watauga NC Public FacillitiesCorporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	314,391

					1,707,503
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.55% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	270,628
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	372,916
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	188,079
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2025	Aa2	250,000	286,735
North Carolina State Medical Care Commission - Mission Health System	5.000	10/01/2024	Aa3	250,000	299,703
North Carolina State Medical Care Commission - Vidant Health	5.000	06/01/2028	A1	180,000	209,455

					1,627,516
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.47% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	157,288
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	383,894
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	122,051
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	152,808
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	147,360

					963,401
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.56% of Net Assets
Appalachian NC State University	5.000	10/01/2025	Aa3	235,000	287,692
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	112,603
University of NC Wilmington Limited Obligation	5.000	06/01/2024	A1	265,000	314,966
University of North Carolina	4.250	10/01/2021	A1	50,000	51,464

					766,725
ESCROWED TO MATURITY BONDS
3.17% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	262,466
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	140,204
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	148,843
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	101,330
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	30,326

					683,169
TURNPIKES/TOLLROAD/HIGHWAY BONDS
ESCROWED TO MATURITY BONDS
2.18% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	327,329
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	141,720

					469,049
AD VALOREM PROPERTY BONDS
1.38% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	297,310

LEASE REVENUE BONDS
1.26% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	272,425

Total Investments 98.03% of Net Assets (cost $20,864,732) (See (a) below for further explanation)					$21,125,505

Other assets in excess of liabilities 1.97%					425,134

Net Assets 100%					$21,550,639

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $20,864,732 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$318,714
Unrealized depreciation	(57,941)

Net unrealized appreciation	$260,773

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets September 30, 2017

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,125,505
Level 3	Significant Unobservable Inputs	—

$21,125,505

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
36.60% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,726,452
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+	250,000	292,508
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	2,325,000	2,684,329
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	A*	110,000	114,887
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,105,140
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	525,686
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,195,760
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,128,460
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	583,305
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,177,130
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2034	Aa2	500,000	587,375
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	569,875
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	999,457
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	905,408
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	267,695
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,002,690
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	741,517
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	583,140
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,139,450
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,120,390
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	291,770
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	289,253
Memphis TN Electric System Revenue	4.000	12/01/2036	Aa2	230,000	246,599
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	268,724
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,467,425
Memphis TN Gas System Revenue	4.000	12/01/2033	Aa1	500,000	550,450
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	866,008
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,437,029
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	580,870
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	577,550
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	585,925
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2031	Aa3	500,000	584,710
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2030	Aa3	3,250,000	3,816,118
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2033	Aa3	575,000	668,662
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2040	Aa3	2,265,000	2,598,091
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	765,000	820,807
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	555,700
White House TN Utility District Robertson & Sumner Counties Water & Sewer	4.000	01/01/2030	AA+*	1,000,000	1,114,390

					40,770,735
PREREFUNDED BONDS
14.99% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	106,564
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,598,460
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	796,125
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	254,115
Citizens Gas Utility District TN Gas Revenue	5.000	05/01/2029	NR	140,000	148,553
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,565,678
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	273,585
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	A*	70,000	70,116
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	791,434
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	470,677
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,030,330
Metropolitan Government Nashville & Davidson County TN Vanderbilt University	5.000	10/01/2034	NR	210,000	226,071
Pigeon Forge TN	4.900	06/01/2028	Aa3	725,000	743,734
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,017,680
South Blount County TN Utility District Waterworks	5.000	12/01/2028	A2	360,000	390,211
TN State School Board Authority Higher Educatio n Facilities	5.000	05/01/2028	Aa1	1,000,000	1,022,880
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	531,690
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	240,563
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,090,720
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,330,138

					16,699,324

PUBLIC FACILITIES REVENUE BONDS
11.31% of Net Asset
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	540,455
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	811,493
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,495,900
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	942,510
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	680,583
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,718,295
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	853,422
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	675,432
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,573,334
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,377,644
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	924,401

					12,593,469

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
8.48% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000%	01/01/2033	Baa1	$500,000	$534,950
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A1	995,000	1,126,420
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,065,748
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,205,000	2,507,680
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,601,355
Shelby County TN Health Educational & Housing Facilities	5.000	05/01/2027	A1	750,000	839,085
Shelby County TN Health Educational & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,773,907

					9,449,145
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.89% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	225,190
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,337,967
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	852,260
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	557,895
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	738,238
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,146,020
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,612,296
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,321,180

					8,791,046
REFUNDING BONDS
6.37% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	200,000	233,496
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,002,300
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	108,583
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	580,810
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	288,935
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,180,810
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	289,097
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	291,225
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	573,975
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	890,753
Pigeon Forge TN	4.900	06/01/2028	Aa3	275,000	282,222
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,379,040

					7,101,246
SCHOOL IMPROVEMENT BONDS
5.22% of Net Assets
Montgomery City TN	4.000	04/01/2037	AA+*	1,920,000	2,072,812
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,549,220
Shelby County TN	5.000	04/01/2037	Aa1	500,000	591,705
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,596,077

					5,809,814
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.27% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	691,081
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	945,991
Metropolitan Government Nashville & Davidson Counties TN	4.000	07/01/2033	Aa2	750,000	818,970
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	542,880
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	642,213

					3,641,135
AIRPORT BONDS
2.28% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	925,520
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	288,658
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,325,450

					2,539,628
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.70% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1	320,000	321,584
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	365,000	370,314
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	690,000	707,326
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	465,000	492,630

					1,891,854
INDUSTRIAL REVENUE BONDS
.85% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	945,897

ESCROWED TO MATURITY BONDS
.01% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	A*	10,000	10,018

Total Investments 98.97% of Net Assets (cost $105,974,094) (See (a) below for further explanation)					$110,243,311

Other assets in excess of liabilities 1.03%					1,152,272

Net Assets 100%					$111,395,583

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

(a)	Cost for federal income tax purposes is $105,974,094 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,572,827
Unrealized depreciation	(303,610)

Net unrealized appreciation	$4,269,217

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	110,243,311
Level 3	Significant Unobservable Inputs	—

$110,243,311

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
24.50% of Net Assets
Blount County TN Public Building Authority	4.000%	6/1/2020	Aa2	$150,000	$157,212
Blount County TN Public Building Authority	5.000	6/1/2021	Aa2	175,000	186,366
Chattanooga TN Electric Revenue	5.000	9/1/2021	AA+*	400,000	406,703
Columbia TN Electric System Revenue	5.000	9/1/2021	Aa3	165,000	171,011
Johnson City TN Electric Revenue	4.500	5/1/2021	Aa2	50,000	51,034
Memphis TN Center City Revenue Finance Corporation	5.250	11/1/2025	Aa3	100,000	115,938
Memphis TN General Improvement	5.000	4/1/2022	Aa2	185,000	195,887
Memphis TN General Obligation	5.000	5/1/2020	Aa2	175,000	185,920
Metropolitan Government Nashville & Davidson County TN	5.000	1/1/2019	Aa2	200,000	202,022
Metropolitan Government Nashville & Davidson County TN	4.000	7/1/2024	NR	20,000	22,394
Metropolitan Government Nashville & Davidson County TN	4.000	7/1/2023	NR	140,000	150,632
Robertson County TN School	4.000	6/1/2020	Aa3	250,000	254,943
Shelby County TN Health Educational & Housing Facilities	5.250	9/1/2020	A1	400,000	407,071

					2,507,133
PUBLIC FACILITIES REVENUE BONDS
21.07% of Net Assets
Memphis TN Center City RevenueFinance Corporation Sports Facility	4.000	2/1/2021	Aa3	100,000	108,212
Memphis TN Center City RevenueFinance Corporation Sports Facility	4.000	2/1/2022	Aa3	220,000	241,170
Memphis TN Center City RevenueFinance Corporation Sports Facility	5.000	2/1/2026	Aa3	100,000	117,514
Memphis-Shelby County TN Industrial Development Board	5.000	11/1/2024	Aa3	250,000	300,435
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/1/2017	Aa3	200,000	200,666
Metropolitan Government Nashville & Davidson County TN Convention	3.750	7/1/2018	A1	100,000	101,934
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	8/1/2026	Aa3	100,000	117,824
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	8/1/2025	Aa3	195,000	229,874
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	7/1/2023	Aa3	125,000	147,223
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	8/1/2024	Aa3	190,000	225,015
Pigeon Forge Industrial Development Board	5.000	6/1/2024	AA*	175,000	197,001
Pigeon Forge Public Facilities	5.000	6/1/2023	AA*	150,000	168,917

					2,155,785
MUNICIPAL UTILITY REVENUE BONDS
12.21% of Net Assets
Castalian Springs - Bethpage TN Waterworks	3.000	1/1/2019	A+*	175,000	178,031
Chattanooga TN Electric Revenue	5.000	9/1/2023	AA+*	250,000	297,843
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	9/1/2024	AA*	225,000	257,551
Knoxville TN Gas Revenue	4.000	3/1/2025	Aa2	240,000	266,500
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.000	7/1/2026	Aa3	100,000	117,898
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.250	1/1/2019	Aa2	125,000	131,578

					1,249,401
REFUNDING BONDS
11.99% of Net Assets
Memphis TN General Improvement	5.000	11/1/2023	Aa2	350,000	416,759
Metropolitan Government Nashville & Davidson County TN	5.000	7/1/2021	Aa2	175,000	193,120
Metropolitan Government Nashville & Davidson County TN	4.000	7/1/2024	Aa2	80,000	88,834
Metropolitan Government Nashville & Davidson County TN	4.000	7/1/2023	Aa2	110,000	117,702
Rhea County TN	3.000	4/1/2018	A1	200,000	201,890
Unicoi County TN Refunding	5.250	4/1/2019	A1	200,000	208,138

					1,226,443
SCHOOL IMPROVEMENT BONDS
10.78% of Net Assets
Gibson County Special School District	5.000	4/1/2021	AA*	250,000	280,958
Kingsport TN General Obligation Unlimited	4.000	9/1/2028	Aa2	100,000	111,430
Lincoln County TN	5.250	4/1/2019	Aa3	200,000	212,142
Rhea County TN	4.000	4/1/2025	A1	250,000	272,115
Robertson County TN School and Public Improvement	4.000	6/1/2019	AA*	100,000	104,910
Sumner County TN	5.000	12/1/2025	AA+*	100,000	120,990

					1,102,545
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.84% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	9/1/2019	A+*	350,000	368,357
Franklin County TN Health & Educational Facilities Board	4.000	9/1/2024	A+*	135,000	147,662
Shelby County TN Health Educational & Housing Facilities Board	4.000	8/1/2027	A1/	225,000	250,409
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	8/1/2022	A1	120,000	138,559

					904,987
HOSPITAL AND HEALTHCARE
2.72% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	9/1/2020	BBB+*	265,000	278,600

					278,600
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.71% of Net Assets
TN Housing Development Agency	4.800	7/1/2024	Aa1	100,000	100,786
TN Housing Development Agency Homeownership Program	1.900%	7/1/2019	Aa1	$175,000	$176,633

					277,419

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.53% of Net Assets
Gallatin County Capital Outlay Notes	4.625	1/1/2019	AA+*	100,000	104,472
Sevier County TN Public Building Authority	5.000	6/1/2018	AA-*	150,000	153,946

					258,418
AIRPORT BONDS
1.09% of Net Assets
Metropolitan Nashville Airport Authority	4.000	7/1/2023	A1	100,000	111,569

Total Investments 98.44% of Net Assets (cost $9,913,145) (See (a) below for further explanation)					$10,072,300

Other assets in excess of liabilities 1.56%					159,361

Net Assets 100%					$10,231,661

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,913,145 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$172,227
Unrealized depreciation	(13,072)

Net unrealized appreciation	$159,155

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,072,300
Level 3	Significant Unobservable Inputs	—

$10,072,300

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
61.53% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,725,383
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	414,953
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,096,925
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,272,388
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,295,718

					9,805,367
FEDERAL HOME LOAN BANK
34.31% of Net Assets
Federal Home Loan Bank	2.970	08/02/2027	Aaa	500,000	495,554
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,093,978
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	561,288
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,316,532

					5,467,352
FEDERAL NATIONAL MORTGAGE ASSOCIATION
2.63% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	375,000	419,631

Total Investments 98.47% of Net Assets (cost $14,925,494) (See (a) below for further explanation)					$15,692,350

Other assets in excess of liabilities 1.53%					244,353

Net Assets 100%					$15,936,703

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $14,925,494 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$770,440
Unrealized depreciation	(3,584)

Net unrealized appreciation	$766,856

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$15,692,350
Level 3	Significant Unobservable Inputs	—
$15,692,350

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.76% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa1	$250,000	$273,330
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	167,408
Franklin County OH ConventionFacilities Authority	6.640	12/01/2042	Aa2	240,000	300,818
Grand Junction CO Certificatesof Participation Build America	7.500	12/01/2030	A+*	425,000	472,348
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	254,427
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa1	750,000	834,968
Pompano Beach FL Certificatesof Participation	5.579	01/01/2040	A1	225,000	238,298
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	83,568
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	805,815

					3,430,980
MUNICIPAL UTILITY REVENUE BONDS
26.86% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	425,000	472,239
Davie FL Water & Sewer RevenueBuild America	6.849	10/01/2040	Aa3	40,000	44,588
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,733
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	424,878
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	283,636
OK State Municipal Power Authority	6.310	01/01/2040	A2	110,000	137,981
Pigeon Forge TN Build AmericaRecovery Zone	7.125	06/01/2040	AA*	300,000	385,419
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	538,885
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	468,468
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	63,039
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	108,440

					2,994,306
SCHOOL IMPROVEMENT BONDS
14.22% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	846,862
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	449,780
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	288,333

					1,584,975
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.86% of Net Assets
KY State Property & BuildingsBuild America	5.921	11/01/2030	A1	250,000	295,190
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	460,568
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	273,035
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	71,046

					1,099,839
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.52% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	225,535
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	278,178

					503,713
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.43% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	127,928
OK Development Finance Authority Lease Revenue	4.350	06/01/2047	AA-*	250,000	253,938

					381,866
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.90% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	323,136

MARINA/PORT AUTHORITY REVENUE BONDS
2.44% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	272,112

Total Investments 94.99% of Net Assets (cost $9,498,577) (See (a) below for further explanation)					$10,590,927

Other assets in excess of liabilities 5.01%					558,114

Net Assets 100%					$11,149,041

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,498,577 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,092,350
Unrealized depreciation	—

Net unrealized appreciation	$1,092,350

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets September 30, 2017	UNAUDITED

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2017, involving theFund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2017.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,590,927
Level 3	Significant Unobservable Inputs	—

$10,590,927

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special curcumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustee’s Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Allen E. Grimes
By: Allen E. Grimes, III, Executive Vice President
Date: October 27, 2017

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer
Date: October 27, 2017